Shareholder Report	6 Months Ended
Apr. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	First Trust Exchange-Traded Fund III
Entity Central Index Key	0001424212
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2026
C000107588 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Preferred Securities and Income ETF
Class Name	First Trust Preferred Securities and Income ETF
Trading Symbol	FPE
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First Trust Preferred Securities and Income ETF (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FPE. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FPE
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Preferred Securities and Income ETF	$42	0.84%(1)
(1)	Annualized.

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.84%	[1]
Net Assets	$ 6,365,546,025
Holdings Count | Holding	259
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of April 30, 2026)
Fund net assets	$6,365,546,025
Total number of portfolio holdings	259
Portfolio turnover rate	13%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of April 30, 2026)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Bank of America Corp., 6.63%	2.6%
Wells Fargo & Co., Series L, 7.50%	2.1%
Barclays PLC, 8.00%	1.7%
NextEra Energy Capital Holdings, Inc., Series U, 6.50%, 06/01/85	1.4%
JPMorgan Chase & Co., Series NN, 6.88%	1.4%
Xcel Energy, Inc., 6.25%, 10/15/85	1.3%
Credit Agricole S.A., 7.13%	1.2%
Citigroup, Inc., 6.63%	1.2%
BNP Paribas S.A., 7.20%	1.1%
T-Mobile USA, Inc., 5.50%, 03/01/70	1.1%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Bank of America Corp., 6.63%	2.6%
Wells Fargo & Co., Series L, 7.50%	2.1%
Barclays PLC, 8.00%	1.7%
NextEra Energy Capital Holdings, Inc., Series U, 6.50%, 06/01/85	1.4%
JPMorgan Chase & Co., Series NN, 6.88%	1.4%
Xcel Energy, Inc., 6.25%, 10/15/85	1.3%
Credit Agricole S.A., 7.13%	1.2%
Citigroup, Inc., 6.63%	1.2%
BNP Paribas S.A., 7.20%	1.1%
T-Mobile USA, Inc., 5.50%, 03/01/70	1.1%

C000138174 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Managed Municipal ETF
Class Name	First Trust Managed Municipal ETF
Trading Symbol	FMB
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First Trust Managed Municipal ETF (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FMB. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during or after the reporting period.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FMB
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Managed Municipal ETF	$24	0.48%(1)
(1)	Annualized.

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.48%	[2]
Material Change Date	Feb. 01, 2026
Net Assets	$ 2,009,807,714
Holdings Count | Holding	1,256
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of April 30, 2026)
Fund net assets	$2,009,807,714
Total number of portfolio holdings	1,256
Portfolio turnover rate	9%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of April 30, 2026)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Sector Allocation
Hospital	14.0%
Airport	11.0%
Gas	9.5%
Insured	8.6%
Government Obligation Bond - Unlimited Tax	8.0%
Certificates of Participation	6.2%
Dedicated Tax	5.9%
Utility	5.0%
Special Assessment	4.6%
All Other	27.2%
Credit Quality (1)
(1) The credit quality and ratings information presented above reflect the ratings assigned by one or more nationally recognized statistical rating organizations (NRSROs), including S&P Global Ratings, Moody’s Investors Service, Inc., Fitch Ratings or a comparably rated NRSRO. For situations in which a security is rated by more than one NRSRO and the ratings are not equivalent, the highest rating is used. Sub-investment grade ratings are those rated BB+/Ba1 or lower. Investment grade ratings are those rated BBB-/Baa3 or higher. “NR” indicates no rating. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.

Credit Quality Explanation [Text Block]	The credit quality and ratings information presented above reflect the ratings assigned by one or more nationally recognized statistical rating organizations (NRSROs), including S&P Global Ratings, Moody’s Investors Service, Inc., Fitch Ratings or a comparably rated NRSRO. For situations in which a security is rated by more than one NRSRO and the ratings are not equivalent, the highest rating is used. Sub-investment grade ratings are those rated BB+/Ba1 or lower. Investment grade ratings are those rated BBB-/Baa3 or higher. “NR” indicates no rating. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
Credit Ratings Selection [Text Block]	The credit quality and ratings information presented above reflect the ratings assigned by one or more nationally recognized statistical rating organizations (NRSROs), including S&P Global Ratings, Moody’s Investors Service, Inc., Fitch Ratings or a comparably rated NRSRO.
Material Fund Change [Text Block]
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since November 1, 2025. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/FMB or upon request at 1-800-621-1675 or info@ftportfolios.com.
Effective February 1, 2026, the Board of Trustees has approved a permanent contractual reduction of the annual unitary management fee for the Fund. The annual unitary management fee for the Fund is now 0.39%. Additionally, under the Fund’s new fee structure, the Fund will not be eligible for any breakpoint discounts described in the Fund’s prospectus or statement of additional information.

Material Fund Change Expenses [Text Block]
Effective February 1, 2026, the Board of Trustees has approved a permanent contractual reduction of the annual unitary management fee for the Fund. The annual unitary management fee for the Fund is now 0.39%. Additionally, under the Fund’s new fee structure, the Fund will not be eligible for any breakpoint discounts described in the Fund’s prospectus or statement of additional information.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since November 1, 2025. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/FMB or upon request at 1-800-621-1675 or info@ftportfolios.com.

Updated Prospectus Phone Number	1-800-621-1675
Updated Prospectus Email Address	info@ftportfolios.com
Updated Prospectus Web Address	www.ftportfolios.com/fund-documents/etf/FMB
C000142474 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Long/Short Equity ETF
Class Name	First Trust Long/Short Equity ETF
Trading Symbol	FTLS
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First Trust Long/Short Equity ETF (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FTLS. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FTLS
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Long/Short Equity ETF	$67	1.32%(1)
(1)	Annualized.

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	1.32%	[3]
Net Assets	$ 2,295,406,802
Holdings Count | Holding	393
Investment Company Portfolio Turnover	118.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of April 30, 2026)
Fund net assets	$2,295,406,802
Total number of portfolio holdings	393
Portfolio turnover rate	118%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of April 30, 2026)
The tables below show the investment makeup of the Fund, representing the percentage of net assets and percentage of total investments, respectively, of the Fund.
Fund Allocation
Common Stocks	94.5%
Exchange-Traded Funds	1.9%
Money Market Funds	1.7%
Common Stocks Sold Short	(27.1%)
Net Other Assets and Liabilities(1)	29.0%
Total	100.0%
Sector Allocation
(1) Includes variation margin on futures contracts.

C000146034 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Emerging Markets Local Currency Bond ETF
Class Name	First Trust Emerging Markets Local Currency Bond ETF
Trading Symbol	FEMB
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First Trust Emerging Markets Local Currency Bond ETF (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FEMB. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FEMB
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Emerging Markets Local Currency Bond ETF	$43	0.85%(1)
(1)	Annualized.

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.85%	[4]
Net Assets	$ 352,924,715
Holdings Count | Holding	80
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of April 30, 2026)
Fund net assets	$352,924,715
Total number of portfolio holdings	80
Portfolio turnover rate	12%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of April 30, 2026)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Malaysia Government Bond, 2.63%, 04/15/31	5.3%
Indonesia Treasury Bond, 8.38%, 03/15/34	4.3%
Republic of Poland Government Bond, 6.00%, 10/25/33	3.9%
Indonesia Treasury Bond, 8.25%, 05/15/36	3.5%
Indonesia Treasury Bond, 7.00%, 09/15/30	3.5%
Republic of South Africa Government Bond, 8.25%, 03/31/32	3.5%
India Government Bond, 7.18%, 07/24/37	3.4%
Brazil Notas do Tesouro Nacional, Series F, 10.00%, 01/01/35	3.4%
Bonos de la Tesoreria de la Republica en pesos, 4.70%, 09/01/30	3.4%
Indonesia Treasury Bond, 9.00%, 03/15/29	3.2%
Credit Quality (1)
(1) The ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). Investment grade is defined as those issuers that have a long-term credit rating of BBB- or higher. “NR” indicates no rating. The credit ratings shown relate to the credit worthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.

Credit Quality Explanation [Text Block]	The ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). Investment grade is defined as those issuers that have a long-term credit rating of BBB- or higher. “NR” indicates no rating. The credit ratings shown relate to the credit worthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
Credit Ratings Selection [Text Block]	The ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations.
Largest Holdings [Text Block]
Top Ten Holdings
Malaysia Government Bond, 2.63%, 04/15/31	5.3%
Indonesia Treasury Bond, 8.38%, 03/15/34	4.3%
Republic of Poland Government Bond, 6.00%, 10/25/33	3.9%
Indonesia Treasury Bond, 8.25%, 05/15/36	3.5%
Indonesia Treasury Bond, 7.00%, 09/15/30	3.5%
Republic of South Africa Government Bond, 8.25%, 03/31/32	3.5%
India Government Bond, 7.18%, 07/24/37	3.4%
Brazil Notas do Tesouro Nacional, Series F, 10.00%, 01/01/35	3.4%
Bonos de la Tesoreria de la Republica en pesos, 4.70%, 09/01/30	3.4%
Indonesia Treasury Bond, 9.00%, 03/15/29	3.2%

C000165608 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust RiverFront Dynamic Developed International ETF
Class Name	First Trust RiverFront Dynamic Developed International ETF
Trading Symbol	RFDI
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First Trust RiverFront Dynamic Developed International ETF (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/RFDI. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during or after the reporting period.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/RFDI
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust RiverFront Dynamic Developed International ETF	$44	0.83%(1)
(1)	Annualized.

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.83%	[5]
Material Change Date	Aug. 24, 2026
Net Assets	$ 152,427,930
Holdings Count | Holding	149
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of April 30, 2026)
Fund net assets	$152,427,930
Total number of portfolio holdings	149
Portfolio turnover rate	2%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of April 30, 2026)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Advantest Corp.	3.4%
HSBC Holdings PLC	3.1%
Shell PLC	2.3%
Novartis AG	2.1%
ASML Holding N.V.	2.0%
TotalEnergies SE	1.9%
ABB Ltd.	1.9%
UBS Group AG	1.8%
Barclays PLC	1.7%
Allianz SE	1.6%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Advantest Corp.	3.4%
HSBC Holdings PLC	3.1%
Shell PLC	2.3%
Novartis AG	2.1%
ASML Holding N.V.	2.0%
TotalEnergies SE	1.9%
ABB Ltd.	1.9%
UBS Group AG	1.8%
Barclays PLC	1.7%
Allianz SE	1.6%

Material Fund Change [Text Block]
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since November 1, 2025. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/RFDI or upon request at 1-800-621-1675 or info@ftportfolios.com.
The Board of Trustees for the Fund approved a change in the Fund’s name and ticker symbol. This change is expected to become effective on or about August 24, 2026. The Fund’s name will change to “First Trust Active Factor International ETF,” and the Fund’s ticker will change to “AFDM.”
In connection with the change to the Fund’s name, the Fund will adopt a non-fundamental investment policy to invest at least 80% of its net assets (including investment borrowings) in the equity securities of international developed market companies listed and traded on U.S. and non-U.S. exchanges, and will no longer pursue its current dynamic developed international strategy. The Fund will instead seek to follow a multi-factor quantitative methodology to construct a portfolio of securities exhibiting exposure to the value, momentum, quality and low volatility factors. Additionally, the Fund’s annual unitary management fee will be reduced to 0.80% of the Fund’s average daily net assets, the Fund’s portfolio management team will change to members of the First Trust Investment Committee, and the Fund will no longer have a sub-advisor.

Material Fund Change Name [Text Block]
The Board of Trustees for the Fund approved a change in the Fund’s name and ticker symbol. This change is expected to become effective on or about August 24, 2026. The Fund’s name will change to “First Trust Active Factor International ETF,” and the Fund’s ticker will change to “AFDM.”

Material Fund Change Expenses [Text Block]
In connection with the change to the Fund’s name, the Fund will adopt a non-fundamental investment policy to invest at least 80% of its net assets (including investment borrowings) in the equity securities of international developed market companies listed and traded on U.S. and non-U.S. exchanges, and will no longer pursue its current dynamic developed international strategy. The Fund will instead seek to follow a multi-factor quantitative methodology to construct a portfolio of securities exhibiting exposure to the value, momentum, quality and low volatility factors. Additionally, the Fund’s annual unitary management fee will be reduced to 0.80% of the Fund’s average daily net assets, the Fund’s portfolio management team will change to members of the First Trust Investment Committee, and the Fund will no longer have a sub-advisor.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since November 1, 2025. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/RFDI or upon request at 1-800-621-1675 or info@ftportfolios.com.

Updated Prospectus Phone Number	1-800-621-1675
Updated Prospectus Email Address	info@ftportfolios.com
Updated Prospectus Web Address	www.ftportfolios.com/fund-documents/etf/RFDI
C000165609 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust RiverFront Dynamic Emerging Markets ETF
Class Name	First Trust RiverFront Dynamic Emerging Markets ETF
Trading Symbol	RFEM
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First Trust RiverFront Dynamic Emerging Markets ETF (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/RFEM. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/RFEM
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust RiverFront Dynamic Emerging Markets ETF	$51	0.95%(1)
(1)	Annualized.

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.95%	[6]
Net Assets	$ 77,642,719
Holdings Count | Holding	112
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of April 30, 2026)
Fund net assets	$77,642,719
Total number of portfolio holdings	112
Portfolio turnover rate	2%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of April 30, 2026)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co., Ltd.	16.1%
Unimicron Technology Corp.	3.8%
iShares MSCI China ETF	3.5%
Tencent Holdings Ltd.	3.5%
MediaTek, Inc.	3.4%
Jentech Precision Industrial Co., Ltd.	2.4%
Industrial & Commercial Bank of China Ltd., Class H	2.2%
Alibaba Group Holding Ltd.	2.1%
Global Unichip Corp.	1.9%
International Container Terminal Services, Inc.	1.9%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co., Ltd.	16.1%
Unimicron Technology Corp.	3.8%
iShares MSCI China ETF	3.5%
Tencent Holdings Ltd.	3.5%
MediaTek, Inc.	3.4%
Jentech Precision Industrial Co., Ltd.	2.4%
Industrial & Commercial Bank of China Ltd., Class H	2.2%
Alibaba Group Holding Ltd.	2.1%
Global Unichip Corp.	1.9%
International Container Terminal Services, Inc.	1.9%

C000190801 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Institutional Preferred Securities and Income ETF
Class Name	First Trust Institutional Preferred Securities and Income ETF
Trading Symbol	FPEI
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First Trust Institutional Preferred Securities and Income ETF (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FPEI. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FPEI
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Institutional Preferred Securities and Income ETF	$43	0.85%(1)
(1)	Annualized.

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.85%	[7]
Net Assets	$ 1,888,652,516
Holdings Count | Holding	172
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of April 30, 2026)
Fund net assets	$1,888,652,516
Total number of portfolio holdings	172
Portfolio turnover rate	14%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of April 30, 2026)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Bank of America Corp., 6.63%	3.0%
Credit Agricole S.A., 7.13%	1.9%
ING Groep N.V., 7.00%	1.8%
Toronto-Dominion Bank (The), 8.13%, 10/31/82	1.7%
Banco Bilbao Vizcaya Argentaria S.A., 7.75%	1.7%
Citigroup, Inc., 6.63%	1.7%
Enbridge, Inc., 8.50%, 01/15/84	1.6%
Banco Santander S.A., 9.63%	1.5%
Charles Schwab (The) Corp., Series H, 4.00%	1.5%
Bank of Montreal, 7.70%, 05/26/84	1.5%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Bank of America Corp., 6.63%	3.0%
Credit Agricole S.A., 7.13%	1.9%
ING Groep N.V., 7.00%	1.8%
Toronto-Dominion Bank (The), 8.13%, 10/31/82	1.7%
Banco Bilbao Vizcaya Argentaria S.A., 7.75%	1.7%
Citigroup, Inc., 6.63%	1.7%
Enbridge, Inc., 8.50%, 01/15/84	1.6%
Banco Santander S.A., 9.63%	1.5%
Charles Schwab (The) Corp., Series H, 4.00%	1.5%
Bank of Montreal, 7.70%, 05/26/84	1.5%

[1]	Annualized.
[2]	Annualized.
[3]	Annualized.
[4]	Annualized.
[5]	Annualized.
[6]	Annualized.
[7]	Annualized.